                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08594
                                                      ---------

                           Special Equities Portfolio
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

SPECIAL EQUITIES PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.3%

SECURITY                                                 SHARES       VALUE
-----------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.1%

Ceradyne, Inc.(1)                                             9,700   $     554,937
Essex Corp.(1)                                                6,500         131,625
Hexcel Corp.(1)                                               5,900          85,550
Teledyne Technologies, Inc.(1)                                8,200         241,326
-----------------------------------------------------------------------------------
                                                                      $   1,013,438
-----------------------------------------------------------------------------------

AIRLINES -- 1.2%

Alaska Air Group, Inc.(1)                                     8,800   $     294,712
SkyWest, Inc.                                                14,300         286,858
-----------------------------------------------------------------------------------
                                                                      $     581,570
-----------------------------------------------------------------------------------

APPAREL -- 0.5%

Quiksilver, Inc.(1)                                           7,700   $     229,383
-----------------------------------------------------------------------------------
                                                                      $     229,383
-----------------------------------------------------------------------------------


BANKS -- 2.9%

Bank of the Ozarks, Inc.                                      5,100   $     173,553
Cathay General Bancorp                                        2,600          97,500
East-West Bancorp, Inc.                                       9,100         381,836
First Bancorp Puerto Rico                                     2,900         184,179
Hanmi Financial Corp.                                         6,000         215,640
PrivateBancorp, Inc.                                          6,800         219,164
Wintrust Financial Corp.                                      2,600         148,096
-----------------------------------------------------------------------------------
                                                                      $   1,419,968
-----------------------------------------------------------------------------------

BEVERAGES -- 0.8%

Hansen Natural Corp.(1)                                      10,900   $     396,869
-----------------------------------------------------------------------------------
                                                                      $     396,869
-----------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 1.4%

Central European Media Enterprises, Ltd.(1)                  14,700   $     573,035
Macrovision Corp.(1)                                          5,200         133,744
-----------------------------------------------------------------------------------
                                                                      $     706,779
-----------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 0.5%

XM Satellite Radio Holdings, Inc., Class A(1)                 7,000   $     263,340
-----------------------------------------------------------------------------------
                                                                      $     263,340
-----------------------------------------------------------------------------------

BUILDING MATERIALS -- 2.0%

Florida Rock Industries, Inc.                                 4,500   $     267,885
Texas Industries, Inc.                                        6,200         386,756
Walter Industries, Inc.                                      10,100         340,673
-----------------------------------------------------------------------------------
                                                                      $     995,314
-----------------------------------------------------------------------------------

BUSINESS SERVICES -- 4.6%

51JOB, Inc. ADR(1)                                            5,600   $     291,032
Acxiom Corp.                                                  8,300         218,290
Corporate Executive Board Co., (The)                          8,700         582,378
Ctrip.Com International, Ltd. ADR(1)                          7,600         349,752
Greenfield Online, Inc.(1)                                    7,641         168,026
Heidrick & Struggles International, Inc.(1)                   8,200         281,014
NAVTEQ, Corp.(1)                                              4,100         190,076
Resources Connection, Inc.(1)                                 3,300         179,223
-----------------------------------------------------------------------------------
                                                                      $   2,259,791
-----------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.7%

Ameristar Casinos, Inc.                                       5,700   $     245,727
Aztar Corp.(1)                                                4,400         153,648
Boyd Gaming Corp.                                             5,300         220,745
GTECH Holdings Corp.                                          5,900         153,105
Kerzner International Ltd.(1)                                 2,900         174,145
Las Vegas Sands Corp.(1)                                        300          14,391
Station Casinos, Inc.                                         6,400         349,952
-----------------------------------------------------------------------------------
                                                                      $   1,311,713
-----------------------------------------------------------------------------------

CHEMICALS -- 2.8%

Albemarle Corp.                                               6,200   $     240,002
Braskem SA ADR                                               11,433         582,626
Crompton Corp.                                               14,700         173,460
Georgia Gulf Corp.                                            3,300         164,340
Lyondell Chemical Co.                                         8,000         231,360
-----------------------------------------------------------------------------------
                                                                      $   1,391,788
-----------------------------------------------------------------------------------

COAL -- 1.9%

Massey Energy Co.                                            12,450   $     435,127
Peabody Energy Corp.                                          6,000         485,460
-----------------------------------------------------------------------------------
                                                                      $     920,587
-----------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES       VALUE
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.0%

Alliance Data Systems Corp.(1)                               10,600   $     503,288
-----------------------------------------------------------------------------------
                                                                      $     503,288
-----------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 0.9%

Research in Motion, Ltd.(1)                                   2,200   $     181,324
Synaptics, Inc.(1)                                            8,900         272,162
-----------------------------------------------------------------------------------
                                                                      $     453,486
-----------------------------------------------------------------------------------

COMPUTER SERVICES -- 2.4%

Anteon International Corp.(1)                                 2,800   $     117,208
Cognizant Technology Solutions Corp.(1)                      14,800         626,484
SI International, Inc.(1)                                     5,000         153,800
SRA International, Inc., Class A(1)                           4,400         282,480
-----------------------------------------------------------------------------------
                                                                      $   1,179,972
-----------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 0.8%

Kronos, Inc.(1)                                               3,300   $     168,729
Open Solutions, Inc.(1)                                       3,800          98,648
Wind River Systems, Inc.(1)                                   8,700         117,885
-----------------------------------------------------------------------------------
                                                                      $     385,262
-----------------------------------------------------------------------------------

CONTAINERS AND PACKAGING-METAL AND GLASS -- 0.4%

Owens-Illinois(1)                                             9,000   $     203,850
-----------------------------------------------------------------------------------
                                                                      $     203,850
-----------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.3%

Scansource, Inc.(1)                                           2,300   $     142,968
-----------------------------------------------------------------------------------
                                                                      $     142,968
-----------------------------------------------------------------------------------

DRUGS -- 4.3%

Encysive Pharmaceuticals, Inc.(1)                            16,300   $     161,859
First Horizon Pharmaceutical Corp.(1)                        21,900         501,291
Immucor, Inc.(1)                                             36,000         846,360
Impax Laboratories, Inc.(1)                                  11,100         176,268
Rigel Pharmaceuticals, Inc.(1)                                5,400         131,868
United Therapeutics(1)                                        3,300         148,995
Valeant Pharmaceuticals International                         5,200         137,020
-----------------------------------------------------------------------------------
                                                                      $   2,103,661
-----------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.5%

Molecular Devices Corp.(1)                                    3,500   $      70,350
Trimble Navigation, Ltd.(1)                                   5,600         185,024
-----------------------------------------------------------------------------------
                                                                      $     255,374
-----------------------------------------------------------------------------------

ELECTRONICS-SEMICONDUCTORS -- 4.5%

Cree, Inc.(1)                                                 5,900   $     236,472
Intermagnetics General Corp.(1)                               6,100         155,001
NVIDIA Corp.(1)                                              20,200         475,912
OmniVision Technologies, Inc.(1)                             10,100         185,335
PortalPlayer, Inc.(1)                                         7,000         172,760
QLogic Corp.(1)                                               3,100         113,863
Silicon Image, Inc.(1)                                       44,000         724,240
Virage Logic Corp.(1)                                         8,900         165,273
-----------------------------------------------------------------------------------
                                                                      $   2,228,856
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.3%

KFx, Inc.(1)                                                 10,300   $     149,556
-----------------------------------------------------------------------------------
                                                                      $     149,556
-----------------------------------------------------------------------------------

ENTERTAINMENT -- 2.1%

Penn National Gaming, Inc.(1)                                 8,200   $     496,510
WMS Industries, Inc.(1)                                      15,687         526,142
-----------------------------------------------------------------------------------
                                                                      $   1,022,652
-----------------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.0%

First Marblehead Corp., (The)(1)                             14,500   $     815,625
Metris Companies, Inc.(1)                                    12,900         164,475
-----------------------------------------------------------------------------------
                                                                      $     980,100
-----------------------------------------------------------------------------------

HEALTH SERVICES -- 0.9%

Centene Corp.(1)                                             10,600   $     300,510
Genesis HealthCare Corp.(1)                                   4,200         147,126
-----------------------------------------------------------------------------------
                                                                      $     447,636
-----------------------------------------------------------------------------------

HOTELS -- 2.9%

Choice Hotels International, Inc.                             5,400   $     313,200
Four Seasons Hotels, Inc.                                     2,100         171,759
Gaylord Entertainment Co.(1)                                 10,200         423,606
Wynn Resorts, Ltd.(1)                                         7,850         525,322
-----------------------------------------------------------------------------------
                                                                      $   1,433,887
-----------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES       VALUE
-----------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.3%

Chattem, Inc.(1)                                              4,216   $     139,550
-----------------------------------------------------------------------------------
                                                                      $     139,550
-----------------------------------------------------------------------------------

INTERNET-SOFTWARE -- 2.3%

F5 Networks, Inc.(1)                                         13,100   $     638,232
RADWARE, Ltd.(1)                                              7,800         203,814
Sina Corp.(1)                                                 4,900         157,094
TIBCO Software, Inc.(1)                                      10,500         140,070
-----------------------------------------------------------------------------------
                                                                      $   1,139,210
-----------------------------------------------------------------------------------

INTERNET CONTENT-ENTERTAINMENT -- 1.4%

Ask Jeeves, Inc.(1)                                           7,500   $     200,625
Audible, Inc.(1)                                              4,600         119,830
Jupitermedia Corp.(1)                                         4,500         107,010
Shanda Interactive Entertainment, Ltd. ADS(1)                 5,900         250,750
-----------------------------------------------------------------------------------
                                                                      $     678,215
-----------------------------------------------------------------------------------

INTERNET SERVICES -- 3.1%

Ariba, Inc.(1)                                               25,900   $     429,940
Blue Nile, Inc.(1)                                            3,000          82,860
Infospace, Inc.(1)                                            4,050         192,577
J2 Global Communications, Inc.(1)                             5,600         193,200
Shopping.com, Ltd.(1)                                         3,800         107,350
Websense, Inc.(1)                                            10,100         512,272
-----------------------------------------------------------------------------------
                                                                      $   1,518,199
-----------------------------------------------------------------------------------

INVESTMENT SERVICES -- 2.0%

Affiliated Managers Group, Inc.(1)                            4,400   $     298,056
Greenhill and Co., Inc.                                       9,500         272,650
MarketAxess Holdings, Inc.(1)                                23,000         391,230
-----------------------------------------------------------------------------------
                                                                      $     961,936
-----------------------------------------------------------------------------------

MACHINERY -- 2.6%

Brooks Automation, Inc.(1)                                    9,500   $     163,590
Bucyrus International, Inc.                                  10,700         434,848
IDEX Corp.                                                    3,100         125,550
Joy Global, Inc.                                             13,100         568,933
-----------------------------------------------------------------------------------
                                                                      $   1,292,921
-----------------------------------------------------------------------------------

MEDICAL-BIOMED / GENETICS -- 1.6%

Connetics Corp.(1)                                            3,500   $      85,015
Eyetech Pharmaceuticals, Inc.(1)                              4,400         200,200
Nabi Biopharmaceuticals(1)                                   15,700         230,005
PRA International(1)                                          5,300         131,334
Third Wave Technologies, Inc.(1)                             14,200         122,120
-----------------------------------------------------------------------------------
                                                                      $     768,674
-----------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 7.6%

Advanced Medical Optics, Inc.(1)                              4,300   $     176,902
American Medical Systems Holdings, Inc.(1)                    9,100         380,471
ArthroCare Corp.(1)                                           9,900         317,394
Aspect Medical Systems, Inc.(1)                              14,400         352,224
Cooper Cos., Inc.                                             3,900         275,301
Cytyc Corp.(1)                                               21,500         592,755
Foxhollow Technologies, Inc.(1)                               1,800          44,262
Given Imaging, Ltd.(1)                                        9,900         355,509
Haemonetics Corp.(1)                                         12,000         434,520
Hologic, Inc.(1)                                              7,300         200,531
Intralase Corp.(1)                                            9,124         214,232
Kyphon, Inc.(1)                                               4,100         105,616
SonoSite, Inc.(1)                                             3,200         108,640
Sybron Dental Specialties(1)                                  5,000         176,900
-----------------------------------------------------------------------------------
                                                                      $   3,735,257
-----------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 1.4%

Cameco Corp.(1)                                               3,800   $     398,468
Simpson Manufacturing Co., Inc.                               3,100         108,190
Steel Dynamics, Inc.                                          4,800         181,824
-----------------------------------------------------------------------------------
                                                                      $     688,482
-----------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 0.5%

Cal Dive International, Inc.(1)                               2,000   $      81,500
Hydril Co.(1)                                                 3,400         154,734
-----------------------------------------------------------------------------------
                                                                      $     236,234
-----------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 2.7%

Denbury Resources, Inc.(1)                                   15,800   $     433,710
Harvest Natural Resources, Inc.(1)                            7,900         136,433
McMoRan Exploration Co.(1)                                    7,700         143,990
Quicksilver Resources, Inc.(1)                                3,700         136,086

                        See notes to financial statements

SECURITY                                                 SHARES       VALUE
-----------------------------------------------------------------------------------
OIL AND GAS-EXPLORATION AND PRODUCTION (CONTINUED)

Southwestern Energy Co.(1)                                    6,000   $     304,140
Vintage Petroleum, Inc.                                       6,600         149,754
-----------------------------------------------------------------------------------
                                                                      $   1,304,113
-----------------------------------------------------------------------------------

REITS -- 1.3%

Host Marriott Corp.                                          24,400   $     422,120
Meristar Hospitality Corp.(1)                                23,800         198,730
-----------------------------------------------------------------------------------
                                                                      $     620,850
-----------------------------------------------------------------------------------

RETAIL -- 3.9%

American Eagle Outfitters                                    11,700   $     551,070
Circuit City Stores, Inc.                                     6,200          96,968
Coldwater Creek, Inc.(1)                                      6,200         191,394
Guitar Center, Inc.(1)                                        2,200         115,918
InPhonic, Inc.(1)                                            12,500         343,500
Urban Outfitters, Inc.(1)                                     3,900         173,160
ZipRealty, Inc.(1)                                           23,700         423,519
-----------------------------------------------------------------------------------
                                                                      $   1,895,529
-----------------------------------------------------------------------------------

RETAIL-RESTAURANTS -- 1.9%

Cheesecake Factory, Inc. (The)(1)                             7,500   $     243,525
Jack in the Box, Inc.(1)                                      4,300         158,541
P.F. Chang's China Bistro, Inc.(1)                            5,200         293,020
Sonic Corp.(1)                                                5,200         158,600
Texas Roadhouse, Inc., Class A(1)                             2,728          80,612
-----------------------------------------------------------------------------------
                                                                      $     934,298
-----------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 3.9%

Lam Research Corp.(1)                                        12,600   $     364,266
Sigmatel, Inc.(1)                                             5,100         181,203
Tessera Technologies, Inc.(1)                                26,400         982,344
Varian Semiconductor Equipment Associates, Inc.(1)           11,100         409,035
-----------------------------------------------------------------------------------
                                                                      $   1,936,848
-----------------------------------------------------------------------------------

SOFTWARE SERVICES -- 2.7%

Cogent, Inc.(1)                                              17,111   $     564,663
Ninetowns Digital World ADS(1)                               19,537         210,023
Salesforce.com, Inc.(1)                                       4,500          76,230
Verint Systems, Inc.(1)                                       9,100         330,603
Witness Systems, Inc.(1)                                      7,100         123,966
-----------------------------------------------------------------------------------
                                                                      $   1,305,485
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS-EQUIPMENT -- 2.9%

Alamosa Holdings, Inc.(1)                                    22,200   $     276,834
Alvarion, Ltd.(1)                                            14,600         193,888
American Tower Corp., Class A(1)                             27,150         499,560
ECI Telecom, Ltd.(1)                                         23,400         191,155
SpectraSite, Inc.(1)                                          4,300         248,970
-----------------------------------------------------------------------------------
                                                                      $   1,410,407
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS-SERVICES -- 5.0%

Millicom International Cellular S.A.(1)                       6,400   $     145,472
Nextel Partners, Inc., Class A(1)                            10,900         212,986
NII Holdings, Inc., Class B(1)                               30,700       1,456,715
SBA Communications Corp.(1)                                  11,300         104,864
Telewest Global, Inc.(1)                                     13,300         233,814
UbiquiTel, Inc.(1)                                           40,700         289,784
-----------------------------------------------------------------------------------
                                                                      $   2,443,635
-----------------------------------------------------------------------------------

TRANSPORTATION -- 3.5%

Landstar System, Inc.(1)                                      5,600   $     412,384
Overnite Corp.                                                5,000         186,200
Overseas Shipholding Group                                    4,941         272,743
UTI Worldwide, Inc.                                           4,500         306,090
Yellow Roadway Corp.(1)                                      10,200         568,242
-----------------------------------------------------------------------------------
                                                                      $   1,745,659
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $38,214,492)                                      $  47,736,590
-----------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.0%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------
General Electric Capital Corp., 1.95%, 1/3/05         $         496   $     495,946
-----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $495,946)                                      $     495,946
-----------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 1.9%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                         $         934   $     934,000
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $934,000)                                      $     934,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.2%
   (IDENTIFIED COST $39,644,438)                                      $  49,166,536
-----------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.2)%                              $     (87,570)
-----------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                  $  49,078,966
-----------------------------------------------------------------------------------

ADR - American Depository Receipt

ADS - American Depositary Shares

(1)  Non-income producing security.

                        See notes to financial statements

SPECIAL EQUITIES PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $39,644,438)                  $  49,166,536
Cash                                                                          6,410
Receivable for investments sold                                              69,547
Interest and dividends receivable                                             7,015
Tax reclaim receivable                                                           57
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                          $  49,249,565
-----------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                     $     147,597
Payable to affiliate for Trustees' fees                                       1,402
Accrued expenses                                                             21,600
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     $     170,599
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO             $  49,078,966
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals               $  39,556,860
Net unrealized appreciation (computed on the basis of
   identified cost)                                                       9,522,106
-----------------------------------------------------------------------------------
TOTAL                                                                 $  49,078,966
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $1,108)                              $     106,013
Interest                                                                     26,105
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               $     132,118
-----------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                $     311,234
Trustees' fees and expenses                                                   7,117
Custodian fee                                                                75,298
Legal and accounting services                                                37,801
Miscellaneous                                                                 4,205
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                        $     435,655
-----------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                         $          19
   Reduction of investment adviser fee                                        2,060
-----------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                              $       2,079
-----------------------------------------------------------------------------------

NET EXPENSES                                                          $     433,576
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   $    (301,458)
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                    $   1,786,028
   Foreign currency transactions                                             (1,320)
-----------------------------------------------------------------------------------
NET REALIZED GAIN                                                     $   1,784,708
-----------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                $     328,562
   Foreign currency                                                             (85)
-----------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                  $     328,477
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      $   2,113,185
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $   1,811,727
-----------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED            YEAR ENDED
                                                     DECEMBER 31, 2004     DECEMBER 31, 2003
---------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment loss                               $         (301,458)   $         (352,608)
   Net realized gain from investments
      and foreign currency transactions                       1,784,708             9,129,031
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                          328,477             5,708,066
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $        1,811,727    $       14,484,489
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $        2,218,090    $       11,597,667
   Withdrawals                                              (10,768,954)          (21,022,395)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $       (8,550,864)   $       (9,424,728)
---------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $       (6,739,137)   $        5,059,761
---------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $       55,818,103    $       50,758,342
---------------------------------------------------------------------------------------------
AT END OF YEAR                                       $       49,078,966    $       55,818,103
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                     YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                      0.87%        0.89%        0.82%        0.75%        0.74%
   Net expenses after custodian fee reduction                        0.87%        0.89%        0.82%        0.75%        0.74%
   Net investment loss                                              (0.61)%      (0.68)%      (0.57)%      (0.53)%      (0.23)%
Portfolio Turnover                                                    264%         292%         188%          92%         136%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                      4.49%       31.90%      (32.40)%     (23.40)%         --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $   49,079   $   55,818   $   50,758   $   82,862   $  104,429
-----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of the investment advisor fee. Had such
   action not been taken, the ratios would have been as
   follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.88%
   Expenses after custodian fee reduction                            0.88%
   Net investment loss                                              (0.62)%
-----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

SPECIAL EQUITIES PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2004, the fee amounted to $311,234. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended December 31, 2004, BMR waived $2,060 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organization. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

Purchases and sales of investments, other than short-term obligations, aggregated $127,582,727 and $136,553,556, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $  39,786,599
-------------------------------------------------------
Gross unrealized appreciation             $   9,676,795
Gross unrealized depreciation                  (296,858)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $   9,379,937
-------------------------------------------------------

5  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

SPECIAL EQUITIES PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF SPECIAL EQUITIES PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE SPECIAL EQUITIES FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Special Equities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust or the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Fox is a majority owned subsidiary of EVC.

                        POSITION(S)         TERM OF                                   NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                     IN FUND COMPLEX
      NAME AND           TRUST AND         LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO        SERVICE         DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes           Trustee       Trustee of the     Chairman, President and             195              Director of EVC
11/9/41                                Trust since 1989;   Chief Executive Officer
                                       of the Portfolio    of BMR, EVC, EVM and EV;
                                          since 1992       Director of EV; Vice
                                                           President and Director
                                                           of EVD. Trustee and/or
                                                           officer of 195
                                                           registered investment
                                                           companies in the Eaton
                                                           Vance Fund Complex. Mr.
                                                           Hawkes is an interested
                                                           person because of his
                                                           positions with BMR, EVM,
                                                           EVC and EV, which are
                                                           affiliates of the Fund
                                                           and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III    Chairman of     Trustee of the     Jacob H. Schiff                     195            Director of Tiffany
2/23/35                  the Board     Trust since 1989;   Professor of Investment                             & Co. (specialty
                        and Trustee    of the Portfolio    Banking Emeritus,                                     retailer) and
                                        since 1993 and     Harvard University                                    Telect, Inc.
                                        Chairman of the    Graduate School of                                 (telecommunication
                                       Board since 2005    Business Administration.                            services company)

William H. Park           Trustee         Since 2003       President and Chief                 195                   None
9/19/47                                                    Executive Officer, Prizm
                                                           Capital Management, LLC
                                                           (investment management
                                                           firm) (since 2002).
                                                           Executive Vice President
                                                           and Chief Financial
                                                           Officer, United Asset
                                                           Management Corporation
                                                           (a holding company
                                                           owning institutional
                                                           investment management
                                                           firms) (1982-2001).

Ronald A. Pearlman        Trustee         Since 2003       Professor of Law,                   195                   None
7/10/40                                                    Georgetown University
                                                           Law Center (since
                                                           1999). Tax Partner,
                                                           Covington & Burling,
                                                           Washington, DC
                                                           (1991-2000).

Norton H. Reamer          Trustee       Trustee of the     President, Chief                    195                   None
9/21/35                                Trust since 1989;   Executive Officer and a
                                       of the Portfolio    Director of Asset
                                          since 1993       Management Finance Corp.
                                                           (a specialty finance
                                                           company serving the
                                                           investment management
                                                           industry) (since October
                                                           2003). President,
                                                           Unicorn Corporation (an
                                                           investment and financial
                                                           advisory services
                                                           company)(since
                                                           September 2000).
                                                           Formerly, Chairman and
                                                           Chief Operating Officer,
                                                           Hellman, Jordan
                                                           Management Co., Inc. (an
                                                           investment management
                                                           company) (2000-2003).
                                                           Formerly, Advisory
                                                           Director of Berkshire
                                                           Capital Corporation
                                                           (investment banking
                                                           firm) (2002-2003).
                                                           Formerly Chairman of
                                                           the Board, United Asset
                                                           Management Corporation
                                                           (a holding company
                                                           owning institutional
                                                           investment management
                                                           firms) and Chairman,
                                                           President and Director,
                                                           UAM Funds (mutual
                                                           funds) (1980-2000).

                        POSITION(S)         TERM OF                                   NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                     IN FUND COMPLEX
      NAME AND           TRUST AND         LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO        SERVICE         DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Lynn A. Stout             Trustee         Since 1998       Professor of Law,                   195                   None
9/14/57                                                    University of California
                                                           at Los Angeles School of
                                                           Law (since July 2001).
                                                           Formerly, Professor of
                                                           Law, Georgetown
                                                           University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
      NAME AND               TRUST AND            LENGTH OF                         PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIOS          SERVICE                          DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President of the Trust    Since 2002     Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                         Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 59 registered investment
                                                                companies managed by EVM or BMR.

Duke E. Laflamme       Vice President of the     Since 2001     Vice President of EVM and BMR. Officer of 11 registered
7/8/69                         Trust                            investment companies managed by EVM or BMR.

Thomas H. Luster       Vice President of the     Since 2002     Vice President of EVM and BMR. Officer of 16 registered
4/8/62                         Trust                            investment companies managed by EVM or BMR.

George C. Pierides     Vice President of the     Since 2004     Senior Managing Director of Fox. Officer of 12 registered
12/26/57                       Trust                            investment companies managed by EVM or BMR.

Duncan W. Richardson      President of the       Since 2002     Senior Vice President and Chief Equity Investment Officer of
10/26/57                     Portfolio                          EVM and BMR.  Officer of 46 registered investment companies managed by EVM or BMR.

Toni Y. Shimura        Vice President of the     Since 2003     Vice President of EVM and BMR. Previously, Senior Vice
2/3/52                         Trust                            President and Portfolio Manager with Massachusetts Financial
                                                                Services Company (1993-2002). Officer of 3 registered
                                                                investment companies managed by EVM or BMR.

Kristin S. Anagnost       Treasurer of the      Since 2002(2)   Assistant Vice President of EVM and BMR. Officer of 106
6/12/65                      Portfolio                          registered investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary           Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                        EVD, EV and EVC. Officer of 195 registered investment
                                                                companies managed by EVM or BMR.

James L. O'Connor      Treasurer of the Trust    Since 1989     Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                          investment companies managed by EVM or BMR.

Paul M. O'Neil            Chief Compliance       Since 2004     Vice President of EVM and BMR. Officer of 195 registered
7/11/53                       Officer                           investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.26

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                  12/31/03       12/31/04
---------------------------------------------------------------------------
Audit Fees                                      $     30,975   $     32,075

Audit-Related Fees(1)                           $          0   $          0

Tax Fees(2)                                     $      5,325   $      5,450

All Other Fees(3)                               $          0   $          0
                                                ---------------------------

Total                                           $     36,300   $     37,525
                                                ===========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                  12/31/03       12/31/04
---------------------------------------------------------------------------
Registrant                                      $      5,325   $      5,450

Eaton Vance (1)                                 $          0   $     84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i) sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL EQUITIES PORTFOLIO


By:      /s/ Duncan Richardson
         ---------------------
         Duncan Richardson
         President


Date:    February 16, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Kristin S. Anagnost
         -----------------------
         Kristin S. Anagnost
         Treasurer


Date:    February 16, 2005


By:      /s/ Duncan W. Richardson
         ------------------------
         Duncan W. Richardson
         President

Date:    February 16, 2005